Background and Basis of Presentation (Detail) (Parent Company [Member], Minimum [Member])	Dec. 25, 2013
Parent Company [Member] | Minimum [Member]
Business And Basis Of Presentation [Line Items]
Restricted net assets held by subsidiary	25.00%